Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 0.6%

Security	Shares	Value
Containers — 0.2%
Ardagh Metal Packaging S.A.	123,741	$ 754,820
		$ 754,820
Technology — 0.0%(1)
Riverbed Technology, Inc.(2)(3)	7,072	$ 7,956
		$ 7,956
Utilities — 0.4%
NextEra Energy Partners, L.P.	24,500	$ 1,816,920
		$ 1,816,920
Total Common Stocks (identified cost $2,704,458)		$2,579,696

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Healthcare — 0.2%
1Life Healthcare, Inc., 3.00%, 6/15/25	$1,247	$ 1,029,399
Total Convertible Bonds (identified cost $1,098,200)		$ 1,029,399

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Environmental — 0.3%
GFL Environmental, Inc., 6.00%, 3/15/23	21,650	$ 1,286,226
		$ 1,286,226
Healthcare — 0.3%
Becton Dickinson and Co., 6.00%, 6/1/23(4)	25,930	$ 1,282,498
		$ 1,282,498
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(2)(3)	10,828	$ 73,087
		$ 73,087
Total Convertible Preferred Stocks (identified cost $2,821,729)		$2,641,811

Corporate Bonds — 88.2%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(5)		1,329	$ 1,154,097
Science Applications International Corp., 4.875%, 4/1/28(5)		1,571	1,467,290
			$ 2,621,387
Air Transportation — 1.6%
Air Canada:
3.875%, 8/15/26(5)		1,068	$ 905,605
4.625%, 8/15/29(5)	CAD	1,020	675,290
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		3,152	2,907,090
5.75%, 4/20/29(5)		1,652	1,416,045
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(4)(5)		1,803	1,447,160
			$7,351,190
Automotive & Auto Parts — 4.7%
Allison Transmission, Inc., 3.75%, 1/30/31(5)		537	$431,329
Clarios Global, L.P., 4.375%, 5/15/26(4)(6)	EUR	1,272	1,168,889
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(5)		420	404,914
6.75%, 5/15/25(5)		182	180,524
8.50%, 5/15/27(5)		3,491	3,381,208
Ford Motor Co.:
3.25%, 2/12/32		2,124	1,595,921
4.75%, 1/15/43		2,109	1,509,072
7.45%, 7/16/31		356	361,995
9.625%, 4/22/30		1,157	1,292,068
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	194,582
3.096%, 5/4/23		374	367,536
3.37%, 11/17/23		200	195,200
3.625%, 6/17/31		824	641,270
3.815%, 11/2/27		242	206,180
4.00%, 11/13/30		1,519	1,233,838
4.125%, 8/17/27		3,341	2,951,389
4.25%, 9/20/22		200	199,947
4.271%, 1/9/27		236	212,131
5.125%, 6/16/25		3,018	2,888,347
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)		1,271	965,723
Wheel Pros, Inc., 6.50%, 5/15/29(4)(5)		1,592	1,127,208
			$21,509,271

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Banks & Thrifts — 1.4%
Citigroup, Inc., 6.25% to 8/15/26(4)(7)(8)		1,000	$ 977,385
First-Citizens Bank & Trust Co.:
2.969%, to 9/27/24, 9/27/25(7)		1,000	964,192
6.125%, 3/9/28		670	699,190
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		3,066	2,596,966
SVB Financial Group, 4.10% to 2/15/31(7)(8)		2,017	1,397,205
			$ 6,634,938
Broadcasting — 3.9%
Audacy Capital Corp., 6.75%, 3/31/29(4)(5)		2,210	$1,180,206
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(4)(5)		1,606	1,206,949
iHeartCommunications, Inc.:
5.25%, 8/15/27(5)		500	428,650
6.375%, 5/1/26		26	23,633
8.375%, 5/1/27(4)		2,217	1,766,759
Netflix, Inc.:
4.375%, 11/15/26		500	483,065
4.875%, 6/15/30(5)		2,917	2,675,210
5.375%, 11/15/29(5)		707	669,384
Scripps Escrow II, Inc., 5.375%, 1/15/31(5)		1,397	1,115,889
Scripps Escrow, Inc., 5.875%, 7/15/27(5)		1,794	1,572,862
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)		1,166	1,043,477
3.875%, 9/1/31(5)		1,702	1,358,511
4.125%, 7/1/30(5)		2,417	2,024,407
5.00%, 8/1/27(5)		802	745,744
Univision Communications, Inc., 4.50%, 5/1/29(5)		1,829	1,536,649
			$17,831,395
Building Materials — 2.0%
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(5)		1,304	$1,050,995
Oscar AcquisitionCo., LLC/Oscar Finance, Inc., 9.50%, 4/15/30(5)		732	581,421
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(5)		3,542	3,003,581
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,157	952,225
3.375%, 1/15/31(5)		556	411,192
4.375%, 7/15/30(5)		988	781,098
4.75%, 1/15/28(5)		2,000	1,715,520
5.00%, 2/15/27(5)		495	442,518
			$8,938,550
Cable/Satellite TV — 3.4%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(5)		1,000	$994,160
Security	Principal Amount (000's omitted)*	Value
Cable/Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.: (continued)
4.25%, 2/1/31(5)	914	$ 747,446
4.50%, 8/15/30(5)	1,846	1,538,610
4.50%, 5/1/32	273	221,972
4.75%, 3/1/30(5)	3,913	3,358,587
4.75%, 2/1/32(5)	821	674,287
5.00%, 2/1/28(5)	1,000	926,155
5.375%, 6/1/29(5)	1,500	1,343,880
CSC Holdings, LLC:
3.375%, 2/15/31(4)(5)	442	328,032
5.875%, 9/15/22	2,000	1,992,920
6.50%, 2/1/29(5)	200	181,024
Radiate Holdco, LLC/Radiate Finance, Inc.:
4.50%, 9/15/26(5)	1,000	863,790
6.50%, 9/15/28(5)	673	522,033
UPC Holding B.V., 5.50%, 1/15/28(5)	766	655,838
Ziggo Bond Co. B.V., 6.00%, 1/15/27(5)	1,420	1,258,454
		$15,607,188
Capital Goods — 0.9%
Madison IAQ, LLC, 5.875%, 6/30/29(5)	2,585	$1,987,542
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(5)	2,289	1,950,608
		$3,938,150
Chemicals — 2.2%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(5)	1,083	$866,184
Compass Minerals International, Inc., 6.75%, 12/1/27(5)	3,004	2,721,729
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)	1,787	1,487,329
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)	1,535	1,300,529
Univar Solutions USA, Inc., 5.125%, 12/1/27(5)	1,718	1,602,215
WR Grace Holdings, LLC:
4.875%, 6/15/27(5)	1,723	1,501,577
5.625%, 10/1/24(5)	500	486,075
		$9,965,638
Consumer Products — 1.6%
Central Garden & Pet Co.:
4.125%, 10/15/30	612	$502,932
5.125%, 2/1/28	807	725,600
Edgewell Personal Care Co.:
4.125%, 4/1/29(5)	1,333	1,102,721
5.50%, 6/1/28(5)	954	869,876
Energizer Holdings, Inc., 4.75%, 6/15/28(5)	700	556,577

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Consumer Products (continued)
Spectrum Brands, Inc.:
5.00%, 10/1/29(5)		629	$ 544,790
5.50%, 7/15/30(5)		680	613,138
5.75%, 7/15/25		60	59,343
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		3,035	2,283,140
			$ 7,258,117
Containers — 1.2%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(4)(6)	EUR	350	$274,425
4.00%, 9/1/29(5)		698	562,260
Canpack SA/Canpack US, LLC, 3.875%, 11/15/29(5)		1,786	1,396,027
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,076,641
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	528,247
LABL, Inc.:
5.875%, 11/1/28(5)		906	733,228
6.75%, 7/15/26(5)		300	270,565
8.25%, 11/1/29(4)(5)		793	600,202
10.50%, 7/15/27(5)		300	261,397
			$5,702,992
Diversified Financial Services — 2.2%
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)		1,926	$1,533,366
Coinbase Global, Inc.:
3.375%, 10/1/28(4)(5)		170	107,491
3.625%, 10/1/31(5)		405	228,627
MoneyGram International, Inc., 5.375%, 8/1/26(5)		1,600	1,526,000
MSCI, Inc.:
3.625%, 9/1/30(5)		1,178	984,118
3.875%, 2/15/31(4)(5)		1,435	1,231,072
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(5)		1,454	1,394,939
PROG Holdings, Inc., 6.00%, 11/15/29(5)		1,250	946,831
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(5)		953	790,256
3.625%, 3/1/29(5)		1,415	1,115,246
			$9,857,946
Diversified Media — 2.1%
Alliance Data Systems Corp., 4.75%, 12/15/24(5)		2,116	$1,943,514
Cars.com, Inc., 6.375%, 11/1/28(5)		1,968	1,660,648
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(5)		1,509	1,278,085
Security	Principal Amount (000's omitted)*	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc.: (continued)
7.75%, 4/15/28(4)(5)	1,350	$ 985,696
National CineMedia, LLC:
5.75%, 8/15/26	679	313,267
5.875%, 4/15/28(4)(5)	1,318	932,577
Terrier Media Buyer, Inc., 8.875%, 12/15/27(5)	2,019	1,600,573
TripAdvisor, Inc., 7.00%, 7/15/25(5)	1,103	1,069,225
		$ 9,783,585
Energy — 1.5%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(5)	2,038	$1,817,213
6.00%, 2/1/29(5)	1,000	874,345
New Fortress Energy, Inc., 6.50%, 9/30/26(5)	3,001	2,723,697
Tervita Corp., 11.00%, 12/1/25(5)	1,299	1,415,066
		$6,830,321
Entertainment/Film — 0.8%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)(5)	1,517	$1,221,549
5.875%, 3/15/26(4)(5)	744	664,541
8.75%, 5/1/25(5)	673	680,740
Live Nation Entertainment, Inc., 4.75%, 10/15/27(5)	1,045	929,538
		$3,496,368
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(5)	500	$458,390
5.125%, 7/15/29(5)	1,000	909,345
Covanta Holding Corp.:
4.875%, 12/1/29(5)	1,948	1,587,834
5.00%, 9/1/30	500	409,238
GFL Environmental, Inc.:
3.50%, 9/1/28(5)	1,631	1,401,037
3.75%, 8/1/25(5)	387	359,614
4.00%, 8/1/28(5)	1,500	1,239,855
4.25%, 6/1/25(5)	1,000	945,365
4.75%, 6/15/29(5)	1,389	1,151,550
		$8,462,228
Food & Drug Retail — 1.4%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)	2,549	$2,193,656
5.875%, 2/15/28(5)	1,295	1,212,625
Arko Corp., 5.125%, 11/15/29(5)	2,544	1,930,609

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Food & Drug Retail (continued)
Ingles Markets, Inc., 4.00%, 6/15/31(5)		1,077	$ 933,280
			$ 6,270,170
Food, Beverage & Tobacco — 3.9%
BellRing Brands, Inc., 7.00%, 3/15/30(5)		3,032	$ 2,861,799
Darling Ingredients, Inc.:
5.25%, 4/15/27(5)		500	484,468
6.00%, 6/15/30(5)		627	625,950
Kraft Heinz Foods Co.:
3.875%, 5/15/27		970	938,911
4.25%, 3/1/31		2,852	2,715,284
4.375%, 6/1/46		374	312,286
4.625%, 1/30/29		1,000	986,475
4.625%, 10/1/39		223	196,103
5.50%, 6/1/50		102	98,150
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		2,496	2,089,102
5.50%, 10/15/27(5)		1,727	1,601,792
6.875%, 5/1/25(5)		231	230,203
Post Holdings, Inc.:
4.50%, 9/15/31(5)		1,168	958,694
4.625%, 4/15/30(5)		276	233,347
5.50%, 12/15/29(5)		500	447,985
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(5)		983	832,645
US Foods, Inc., 4.75%, 2/15/29(5)		2,490	2,180,966
			$17,794,160
Healthcare — 11.4%
AdaptHealth, LLC:
4.625%, 8/1/29(5)		988	$813,939
5.125%, 3/1/30(5)		1,257	1,061,196
6.125%, 8/1/28(5)		815	722,017
AMN Healthcare, Inc.:
4.00%, 4/15/29(5)		528	447,124
4.625%, 10/1/27(5)		977	897,340
Avantor Funding, Inc., 4.625%, 7/15/28(5)		1,001	920,249
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(6)	EUR	893	767,428
Centene Corp.:
2.50%, 3/1/31		2,993	2,385,062
3.00%, 10/15/30		1,438	1,195,532
3.375%, 2/15/30		2,526	2,149,411
4.25%, 12/15/27		1,339	1,254,067
4.625%, 12/15/29		2,093	1,957,865
Charles River Laboratories International, Inc., 4.25%, 5/1/28(5)		410	368,992
Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Emergent BioSolutions, Inc., 3.875%, 8/15/28(5)		310	$ 220,180
Encompass Health Corp.:
4.625%, 4/1/31		351	284,735
4.75%, 2/1/30		1,247	1,046,788
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(5)		811	704,402
Grifols S.A.:
1.625%, 2/15/25(6)	EUR	500	481,587
2.25%, 11/15/27(4)(6)	EUR	965	846,900
HealthEquity, Inc., 4.50%, 10/1/29(5)		1,824	1,598,280
Jazz Securities DAC, 4.375%, 1/15/29(5)		1,876	1,672,363
LifePoint Health, Inc.:
4.375%, 2/15/27(5)		1,760	1,510,282
5.375%, 1/15/29(4)(5)		2,020	1,487,477
6.75%, 4/15/25(5)		301	291,388
Minerva Merger Sub, Inc., 6.50%, 2/15/30(4)(5)		3,263	2,723,120
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		1,048	847,975
ModivCare, Inc., 5.875%, 11/15/25(5)		1,088	1,002,461
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		2,506	2,146,038
3.875%, 5/15/32(5)		1,089	915,404
4.375%, 6/15/28(5)		2,231	1,997,361
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(5)		2,000	1,710,240
5.25%, 10/1/29(4)(5)		2,878	2,372,681
Option Care Health, Inc., 4.375%, 10/31/29(5)		1,589	1,364,943
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.125%, 4/30/28(5)		500	444,362
5.125%, 4/30/31(5)		1,287	1,115,147
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26		750	709,827
4.40%, 6/15/30		1,805	1,613,275
Prestige Brands, Inc., 5.125%, 1/15/28(5)		1,116	1,039,737
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		1,238	1,206,400
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(5)		1,285	899,218
Teleflex, Inc.:
4.25%, 6/1/28(5)		286	258,887
4.625%, 11/15/27		1,245	1,150,567
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		2,658	2,383,989
Varex Imaging Corp., 7.875%, 10/15/27(5)		1,119	1,065,573
			$52,051,809
Homebuilders/Real Estate — 5.4%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(5)		2,151	$1,787,471

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Homebuilders/Real Estate (continued)
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC: (continued)
5.75%, 5/15/26(5)		1,483	$ 1,357,360
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		1,124	953,398
Dycom Industries, Inc., 4.50%, 4/15/29(5)		1,630	1,426,845
Empire Communities Corp., 7.00%, 12/15/25(5)		1,711	1,354,137
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(5)		2,219	2,104,222
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		1,740	1,390,982
6.00%, 4/15/25(5)		1,294	1,241,367
M/I Homes, Inc.:
3.95%, 2/15/30		500	377,741
4.95%, 2/1/28		1,500	1,277,122
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(5)		1,407	1,110,356
6.25%, 6/15/25(4)(5)		1,341	1,274,444
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(5)		994	799,913
Starwood Property Trust, Inc., 3.75%, 12/31/24(5)		1,250	1,139,781
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(5)		1,309	1,088,918
5.75%, 1/15/28(5)		306	275,469
5.875%, 6/15/27(5)		974	899,348
TopBuild Corp.:
3.625%, 3/15/29(5)		1,000	789,091
4.125%, 2/15/32(5)		1,851	1,428,502
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(4)(6)	EUR	2,900	2,633,797
3.50%, 11/1/25(6)	EUR	100	89,318
			$24,799,582
Hotels — 0.1%
Hilton Domestic Operating Co., Inc.:
5.375%, 5/1/25(5)		199	$195,518
5.75%, 5/1/28(5)		300	285,741
			$481,259
Insurance — 2.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		2,688	$2,392,374
AmWINS Group, Inc., 4.875%, 6/30/29(5)		1,173	962,074
AssuredPartners, Inc., 5.625%, 1/15/29(5)		238	190,855
BroadStreet Partners, Inc., 5.875%, 4/15/29(5)		1,849	1,449,670
GTCR AP Finance, Inc., 8.00%, 5/15/27(5)		1,543	1,446,470
HUB International, Ltd., 7.00%, 5/1/26(5)		1,467	1,382,435
Security	Principal Amount (000's omitted)*	Value
Insurance (continued)
USI, Inc., 6.875%, 5/1/25(5)	1,500	$ 1,449,540
		$ 9,273,418
Leisure — 1.7%
Life Time, Inc.:
5.75%, 1/15/26(5)	1,860	$ 1,673,070
8.00%, 4/15/26(4)(5)	1,219	1,088,006
Powdr Corp., 6.00%, 8/1/25(5)	1,566	1,562,202
Viking Cruises, Ltd.:
5.875%, 9/15/27(5)	1,557	1,165,325
6.25%, 5/15/25(5)	1,000	843,870
7.00%, 2/15/29(4)(5)	360	270,238
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)	1,731	1,367,100
		$7,969,811
Metals/Mining — 1.5%
Arconic Corp., 6.125%, 2/15/28(5)	1,000	$935,855
Constellium SE:
5.625%, 6/15/28(5)	1,000	896,122
5.875%, 2/15/26(5)	627	586,245
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)	1,721	1,442,663
6.125%, 4/1/29(5)	995	808,328
Novelis Corp.:
3.25%, 11/15/26(5)	500	423,437
3.875%, 8/15/31(5)	1,500	1,157,775
4.75%, 1/30/30(5)	927	772,275
		$7,022,700
Paper — 0.7%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)	3,218	$3,113,463
Glatfelter Corp., 4.75%, 11/15/29(4)(5)	325	227,843
		$3,341,306
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(5)	1,450	$1,329,972
		$1,329,972
Restaurants — 1.3%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(5)	30	$21,948
Dave & Buster's, Inc., 7.625%, 11/1/25(5)	3,154	3,118,281
IRB Holding Corp., 7.00%, 6/15/25(5)	1,829	1,793,152
Yum! Brands, Inc., 3.625%, 3/15/31	1,312	1,105,137
		$6,038,518

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Services — 6.4%
APi Escrow Corp., 4.75%, 10/15/29(5)	1,203	$ 973,095
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(4)(5)	961	800,810
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)	3,132	2,554,083
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(4)(5)	2,000	1,629,459
Gartner, Inc.:
3.625%, 6/15/29(5)	788	684,055
3.75%, 10/1/30(5)	333	284,041
4.50%, 7/1/28(5)	1,143	1,051,560
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)	2,720	2,569,893
Korn Ferry, 4.625%, 12/15/27(5)	1,739	1,564,074
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)	1,345	1,154,272
8.00%, 8/1/29(5)	2,129	1,728,056
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)	1,614	1,356,454
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(4)(5)	500	489,437
SRS Distribution, Inc.:
6.00%, 12/1/29(5)	824	648,150
6.125%, 7/1/29(4)(5)	1,438	1,136,603
Summer BC Bidco B, LLC, 5.50%, 10/31/26(5)	1,617	1,450,647
Terminix Co., LLC (The), 7.45%, 8/15/27	1,734	1,946,198
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	1,863,580
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)	2,737	2,584,289
WESCO Distribution, Inc.:
7.125%, 6/15/25(5)	934	933,883
7.25%, 6/15/28(5)	1,637	1,622,955
		$29,025,594
Steel — 0.6%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(5)	1,654	$1,577,296
TMS International Corp., 6.25%, 4/15/29(5)	1,511	1,100,184
		$2,677,480
Super Retail — 4.9%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28(4)	691	$600,399
4.625%, 11/15/29(5)	398	329,417
4.75%, 3/1/30	1,118	920,611
5.00%, 2/15/32(5)	162	132,675
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)	946	819,558
6.75%, 7/1/36	196	157,152
6.875%, 11/1/35	1,502	1,224,836
6.95%, 3/1/33(4)	1,244	995,322
Security	Principal Amount (000's omitted)*	Value
Super Retail (continued)
Bath & Body Works, Inc.: (continued)
7.60%, 7/15/37	88	$ 71,341
9.375%, 7/1/25(5)	78	79,252
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)	1,761	1,475,283
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)	1,490	1,216,787
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)	2,095	1,600,548
Lithia Motors, Inc.:
3.875%, 6/1/29(5)	958	815,799
4.375%, 1/15/31(5)	1,324	1,130,961
4.625%, 12/15/27(5)	1,173	1,077,184
Metis Merger Sub, LLC, 6.50%, 5/15/29(5)	666	530,321
Penske Automotive Group, Inc., 3.50%, 9/1/25(4)	947	889,337
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)	1,709	1,483,617
7.75%, 2/15/29(5)	2,875	2,595,421
Sonic Automotive, Inc.:
4.625%, 11/15/29(5)	2,129	1,652,434
4.875%, 11/15/31(4)(5)	816	615,030
Victoria's Secret & Co., 4.625%, 7/15/29(5)	2,226	1,680,363
William Carter Co. (The), 5.625%, 3/15/27(5)	229	214,849
		$22,308,497
Technology — 6.0%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)	1,622	$1,407,085
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)	2,313	2,050,717
4.00%, 7/1/29(5)	977	853,522
CDK Global, Inc., 5.25%, 5/15/29(5)	1,447	1,426,952
Ciena Corp., 4.00%, 1/31/30(5)	1,374	1,187,569
Condor Merger Sub, Inc., 7.375%, 2/15/30(4)(5)	1,443	1,177,098
Entegris, Inc., 4.375%, 4/15/28(5)	893	789,171
Fair Isaac Corp., 4.00%, 6/15/28(5)	2,050	1,819,754
II-VI, Inc., 5.00%, 12/15/29(5)	1,257	1,099,730
Imola Merger Corp., 4.75%, 5/15/29(5)	3,140	2,637,569
LogMeIn, Inc., 5.50%, 9/1/27(5)	613	428,266
ON Semiconductor Corp., 3.875%, 9/1/28(5)	1,767	1,558,126
Open Text Corp., 3.875%, 2/15/28(5)	1,045	930,954
Open Text Holdings, Inc., 4.125%, 2/15/30(5)	1,352	1,171,596
Presidio Holdings, Inc.:
4.875%, 2/1/27(5)	782	719,530
8.25%, 2/1/28(5)	2,599	2,288,470
Seagate HDD Cayman, 3.125%, 7/15/29	456	358,457
Sensata Technologies B.V., 5.00%, 10/1/25(5)	385	370,237
Sensata Technologies, Inc.:
3.75%, 2/15/31(5)	1,480	1,188,780

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Technology (continued)
Sensata Technologies, Inc.: (continued)
4.375%, 2/15/30(5)		199	$ 169,740
SS&C Technologies, Inc., 5.50%, 9/30/27(5)		1,148	1,074,184
Viavi Solutions, Inc., 3.75%, 10/1/29(5)		1,378	1,156,605
VM Consolidated, Inc., 5.50%, 4/15/29(5)		1,697	1,355,928
			$ 27,220,040
Telecommunications — 6.4%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)		3,000	$ 2,706,015
DKT Finance ApS, 9.375%, 6/17/23(5)		911	883,670
Iliad Holding SASU:
6.50%, 10/15/26(5)		1,164	1,049,660
7.00%, 10/15/28(5)		1,625	1,416,107
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(5)		531	444,397
6.75%, 10/15/27(5)		1,345	1,258,227
Level 3 Financing, Inc.:
4.25%, 7/1/28(5)		3,013	2,422,964
5.25%, 3/15/26		1,000	944,510
Lumen Technologies, Inc.:
4.50%, 1/15/29(5)		1,087	812,109
5.125%, 12/15/26(5)		1,000	843,800
Sprint Capital Corp., 6.875%, 11/15/28		3,381	3,565,298
Sprint Corp.:
7.125%, 6/15/24		1,000	1,029,350
7.625%, 2/15/25		1,206	1,259,333
7.625%, 3/1/26		1,500	1,583,725
7.875%, 9/15/23		1,125	1,163,250
Telecom Italia SpA, 5.303%, 5/30/24(5)		1,116	1,075,132
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	767,392
2.625%, 2/15/29		563	475,443
2.875%, 2/15/31		1,088	905,325
4.75%, 2/1/28		275	267,108
5.375%, 4/15/27		455	450,667
ViaSat, Inc.:
5.625%, 4/15/27(5)		225	194,969
6.50%, 7/15/28(5)		1,250	862,594
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	283	277,319
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(5)		1,505	1,247,500
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(5)		1,000	810,000
Security	Principal Amount (000's omitted)*	Value
Telecommunications (continued)
Ziggo B.V., 4.875%, 1/15/30(5)	506	$ 430,417
		$ 29,146,281
Transport Excluding Air & Rail — 0.5%
Seaspan Corp., 5.50%, 8/1/29(5)	1,835	$ 1,466,504
XPO Logistics, Inc., 6.25%, 5/1/25(5)	678	674,054
		$ 2,140,558
Utilities — 1.8%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(5)	1,196	$ 1,078,011
Drax Finco PLC, 6.625%, 11/1/25(5)	1,707	1,668,183
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(5)	1,270	1,015,937
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)	14	13,421
4.50%, 9/15/27(5)	904	838,848
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)	1,602	1,396,728
TerraForm Power Operating, LLC:
4.75%, 1/15/30(5)	1,000	858,245
5.00%, 1/31/28(5)	1,402	1,272,483
		$8,141,856
Total Corporate Bonds (identified cost $468,613,809)		$402,822,275

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	45,970	$ 1,260,497
Total Preferred Stocks (identified cost $1,291,567)		$ 1,260,497

Senior Floating-Rate Loans — 5.6%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,386	$ 1,282,050
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,387	1,375,731
		$ 2,657,781

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.6%
Clarios Global, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$847	$ 790,132
Truck Hero, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 1/31/28	1,273	1,143,943
Wheel Pros, LLC, Term Loan, 6.095%, (1 mo. USD LIBOR + 4.50%), 5/11/28	1,269	1,052,784
		$ 2,986,859
Broadcasting — 0.0%(1)
Diamond Sports Group, LLC, Term Loan, 9.181%, (SOFR + 8.00%), 5/26/26	$220	$ 216,891
		$ 216,891
Capital Goods — 0.3%
Welbilt, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$1,434	$1,416,075
		$1,416,075
Diversified Financial Services — 0.5%
Jazz Financing Lux S.a.r.l., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$2,198	$2,100,862
		$2,100,862
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/17/26	$975	$897,869
		$897,869
Healthcare — 0.3%
Verscend Holding Corp., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$1,656	$1,588,503
		$1,588,503
Insurance — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/31/25	$430	$403,660
		$403,660
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 4.238%, (SOFR + 3.15%), 12/15/27	$776	$740,605
		$740,605
Services — 1.2%
AlixPartners, LLP, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,438	$1,367,512
Borrower/Description	Principal Amount (000's omitted)	Value
Services (continued)
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$2,481	$ 2,292,831
SRS Distribution, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28	1,778	1,636,275
		$ 5,296,618
Super Retail — 0.6%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$2,844	$ 2,681,401
		$ 2,681,401
Technology — 1.0%
Realpage, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 4/24/28	$1,799	$ 1,664,428
Riverbed Technology, Inc., Term Loan, 9.63%, (3 mo. USD LIBOR + 8.00%), 7.63% cash, 2.00% PIK, 12/7/26	974	569,830
SS&C European Holdings S.a.r.l., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 4/16/25	61	58,645
SS&C Technologies, Inc.:
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 4/16/25	77	73,631
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 4/16/25	429	409,994
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 11.00%, (3 mo. USD LIBOR + 8.75%), 3.75% cash, 7.25% PIK, 2/28/25	2,020	2,001,029
		$4,777,557
Total Senior Floating-Rate Loans (identified cost $27,404,417)		$25,764,681

Short-Term Investments — 7.9%

Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(10)	11,169,270	$ 11,169,270
Total Affiliated Fund (identified cost $11,169,270)		$ 11,169,270

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 5.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(11)	24,804,247	$ 24,804,247
Total Securities Lending Collateral (identified cost $24,804,247)		$ 24,804,247
Total Short-Term Investments (identified cost $35,973,517)		$ 35,973,517
Total Investments — 103.4% (identified cost $539,907,697)		$472,071,876

Other Assets, Less Liabilities — (3.4)%	$(15,604,488)

Net Assets — 100.0%	$456,467,388

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $24,256,085 and the total market value of the collateral received by the Fund was $25,525,837, comprised of cash of $24,804,247 and U.S. government and/or agencies securities of $721,590.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $322,016,018 or 70.5% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $7,491,888 or 1.8% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	28,665	USD	22,114	State Street Bank and Trust Company	7/29/22	$155	$ —
CAD	4,568	USD	3,524	State Street Bank and Trust Company	7/29/22	25	—
CAD	18,673	USD	14,701	State Street Bank and Trust Company	7/29/22	—	(195)
EUR	298,382	USD	310,787	State Street Bank and Trust Company	7/29/22	2,393	—
EUR	63,869	USD	66,813	State Street Bank and Trust Company	7/29/22	224	—
EUR	58,388	USD	61,307	State Street Bank and Trust Company	7/29/22	—	(24)
EUR	13,402	USD	14,150	State Street Bank and Trust Company	7/29/22	—	(83)
EUR	42,897	USD	45,486	State Street Bank and Trust Company	7/29/22	—	(461)
EUR	125,260	USD	132,074	State Street Bank and Trust Company	7/29/22	—	(602)
EUR	130,890	USD	138,548	State Street Bank and Trust Company	7/29/22	—	(1,167)
EUR	203,865	USD	215,595	State Street Bank and Trust Company	7/29/22	—	(1,619)

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	169,809	USD	181,190	State Street Bank and Trust Company	7/29/22	$ —	$(2,959)
EUR	129,920	USD	139,827	State Street Bank and Trust Company	7/29/22	—	(3,463)
GBP	10,297	USD	12,417	State Street Bank and Trust Company	7/29/22	123	—
GBP	1,445	USD	1,753	State Street Bank and Trust Company	7/29/22	7	—
GBP	1,386	USD	1,687	State Street Bank and Trust Company	7/29/22	1	—
GBP	1,522	USD	1,869	State Street Bank and Trust Company	7/29/22	—	(16)
GBP	2,944	USD	3,616	State Street Bank and Trust Company	7/29/22	—	(31)
GBP	3,080	USD	3,803	State Street Bank and Trust Company	7/29/22	—	(52)
GBP	11,393	USD	14,039	State Street Bank and Trust Company	7/29/22	—	(165)
USD	734,182	CAD	940,559	State Street Bank and Trust Company	7/29/22	3,494	—
USD	2,343,149	EUR	2,207,000	State Street Bank and Trust Company	7/29/22	26,690	—
USD	2,227,713	EUR	2,100,000	State Street Bank and Trust Company	7/29/22	23,562	—
USD	2,104,506	EUR	1,986,000	State Street Bank and Trust Company	7/29/22	20,009	—
USD	1,865,832	EUR	1,768,583	State Street Bank and Trust Company	7/29/22	9,534	—
USD	301,910	EUR	280,360	State Street Bank and Trust Company	7/29/22	7,645	—
USD	49,052	EUR	46,405	State Street Bank and Trust Company	7/29/22	346	—
USD	32,866	EUR	31,000	State Street Bank and Trust Company	7/29/22	328	—
USD	33,024	EUR	31,291	State Street Bank and Trust Company	7/29/22	181	—
USD	197,545	EUR	188,570	State Street Bank and Trust Company	7/29/22	—	(377)
USD	332,043	GBP	264,231	State Street Bank and Trust Company	7/29/22	10,265	—
USD	6,538	GBP	5,361	State Street Bank and Trust Company	7/29/22	9	—
						$104,991	$(11,214)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
High Yield Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $11,169,270, which represents 2.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$23,504,217	$114,869,174	$(138,369,293)	$(1,937)	$(2,161)	$ —	$10,060	—
Liquidity Fund	—	63,583,941	(52,414,671)	—	—	11,169,270	25,662	11,169,270
Total				$(1,937)	$(2,161)	$11,169,270	$35,722
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,571,740(1)	$7,956	$ —	$2,579,696
Convertible Bonds	—	1,029,399	—	1,029,399
Convertible Preferred Stocks	2,568,724	73,087	—	2,641,811
Corporate Bonds	—	402,822,275	—	402,822,275
Preferred Stocks	1,260,497	—	—	1,260,497
Senior Floating-Rate Loans	—	25,764,681	—	25,764,681
Short-Term Investments:
Affiliated Fund	11,169,270	—	—	11,169,270
Securities Lending Collateral	24,804,247	—	—	24,804,247
Total Investments	$42,374,478	$429,697,398	$ —	$472,071,876
Forward Foreign Currency Exchange Contracts	$ —	$104,991	$ —	$104,991
Total	$42,374,478	$429,802,389	$ —	$472,176,867
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(11,214)	$ —	$(11,214)
Total	$ —	$(11,214)	$ —	$(11,214)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.